NOTICE

PLEASE NOTE THE FOLLOWING SUBMISSION WAS SUBMITTED IN ERROR UNDER
THE INCORRECT CIK.  PLEASE DISREGARD THIS SUBMISSION.

ACCESSION NUMBER: 0000003794-11-000010

SUBMISSION TYPE: 24F-2NT

DATE OF SUBMISSION: 19-JAN-2011